SHARE-BASED PAYMENTS (Details Narrative)						11 Months Ended
	Sep. 27, 2021 shares	Jul. 14, 2021 CAD ($) shares	Jun. 28, 2021 shares	May 24, 2021 shares	Apr. 26, 2021 shares	Dec. 31, 2021 USD ($) shares	Jul. 14, 2021 USD ($)	Jul. 14, 2021 $ / shares	Jan. 21, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outsnading shares						10.00%
Share Price | (per share)								$ 3.50	$ 0.05
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		1,001,242
Share Price | $ / shares								$ 3.50
Proceeds from Issuance of Warrants | $		$ 3,504,346
Share-based Compensation Arrangement by Share-based Payment Award, Policy for Issuing Shares upon Exercise		Each Unit consists of one Common Share and one half of one Warrant
Warrants and Rights Outstanding | $							$ 500,620
[custom:WarrantsCallOrExerciseFeatures]		Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						195,833
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						515,000
Non Employee [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $						$ 355,334
Time Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting description						Time Options generally vest based on three years of continuous service and have five-year contractual terms
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						195,833
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						0
Time Options [Member] | 11 Employees Advisory Board Members and Members of Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					395,000
Time Options [Member] | Advisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			10,000	10,000
Time Options [Member] | 6 Employees and Members of Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	100,000
Time Options [Member] | Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $						$ 496,786